Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2012 HONG KONG USD ($)	Dec. 31, 2012 HONG KONG CNY	Dec. 31, 2011 HONG KONG CNY	Dec. 31, 2010 HONG KONG CNY	Dec. 31, 2012 CHINA USD ($)	Dec. 31, 2012 CHINA CNY	Dec. 31, 2011 CHINA CNY	Dec. 31, 2010 CHINA CNY
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income (loss) before income taxes and noncontrolling interests	$ (3,718)	(23,162)	127,416	59,360	$ (6,980)	(43,486)	34,263	$ (3,031)	(18,881)	$ 862	5,369	6,585	9,407	$ 5,431	33,836	86,568	49,953